CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Total	Common Stock Class B [Member]	Common Stock Class A [Member]	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated other comprehensive loss
Balance, amount at Dec. 31, 2018	$ 0			$ 0	$ 0	$ 0	$ 0
Capital contributions to Yubo Beijing	723,861			0	723,861	0	0
Foreign currency translation adjustment	(3,935)			0	0	0	(3,935)
Net loss	(231,193)			0	0	(231,193)
Foreign currency adjustment	(3,935)
Balance, shares at Dec. 31, 2019			115,245,000
Balance, amount at Dec. 31, 2019	488,733	$ 0	$ 115,245	0	723,861	(231,193)	(3,935)
Net loss	(140,948)	0	0		0	(140,948)	0
Foreign currency translation adjustment	(24,516)	0	$ 0		0	0	(24,516)
Capital contributions to Yubo Beijing	504,892				504,892
Balance, shares at Mar. 31, 2020			115,245,000
Balance, amount at Mar. 31, 2020	828,161	0	$ 115,245		1,113,508	(372,141)	(28,451)
Balance, shares at Dec. 31, 2019			115,245,000
Balance, amount at Dec. 31, 2019	488,733	0	$ 115,245	0	723,861	(231,193)	(3,935)
Net loss	(172,894)
Foreign currency adjustment	(34,532)
Balance, shares at Jun. 30, 2020			115,245,000
Balance, amount at Jun. 30, 2020	786,199	0	$ 115,245		1,113,508	(404,087)	(38,467)
Balance, shares at Dec. 31, 2019			115,245,000
Balance, amount at Dec. 31, 2019	488,733	0	$ 115,245	0	723,861	(231,193)	(3,935)
Capital contributions to Yubo Beijing	1,531,722
Net loss	(711,801)			$ 0	0	(711,801)	0
Issuance of ordinary shares and capital contributions to Yubo Beijing, shares				10,000,000
Issuance of ordinary shares and capital contributions to Yubo Beijing, amount	634,756			$ 1,000	633,756	0	0
Sale of ordinary shares on September 11, 2020, shares				152,284
Sale of ordinary shares on September 11, 2020, amount	750,000			$ 15	749,985
Foreign currency adjustment	5,931			$ 0	0	0	5,931
Balance, shares at Dec. 31, 2020			117,000,000	10,152,284
Balance, amount at Dec. 31, 2020	1,167,619	0	$ 117,000	$ 1,015	2,107,602	(942,994)	1,996
Balance, shares at Mar. 31, 2020			115,245,000
Balance, amount at Mar. 31, 2020	828,161	0	$ 115,245		1,113,508	(372,141)	(28,451)
Net loss	(31,946)	0	0		0	(31,946)	0
Foreign currency translation adjustment	(10,016)	0	$ 0		0	0	(10,016)
Foreign currency adjustment	(10,016)
Balance, shares at Jun. 30, 2020			115,245,000
Balance, amount at Jun. 30, 2020	786,199	0	$ 115,245		1,113,508	(404,087)	(38,467)
Balance, shares at Dec. 31, 2020			117,000,000	10,152,284
Balance, amount at Dec. 31, 2020	1,167,619	0	$ 117,000	$ 1,015	2,107,602	(942,994)	1,996
Net loss	(438,676)	0	0		0	(438,676)	0
Foreign currency translation adjustment	70,413	0	0		0	0	70,413
Capital contributions to Yubo Beijing	127,164	$ 0	$ 0		127,164	0	0
Reverse acquisitions of Yubo International Biotech Limited by Plantium International Biotech Co. Ltd., shares		4,447	1,177,885
Reverse acquisitions of Yubo International Biotech Limited by Plantium International Biotech Co. Ltd., amount	(0)	$ 4	$ 1,178		(1,182)	0	0
Balance, shares at Mar. 31, 2021		4,447	118,177,885
Balance, amount at Mar. 31, 2021	926,520	$ 4	$ 118,178		2,117,599	(1,381,670)	72,409
Balance, shares at Dec. 31, 2020			117,000,000	10,152,284
Balance, amount at Dec. 31, 2020	1,167,619	$ 0	$ 117,000	$ 1,015	2,107,602	(942,994)	1,996
Net loss	(808,683)
Foreign currency adjustment	83,535
Balance, shares at Jun. 30, 2021		4,447	118,177,885
Balance, amount at Jun. 30, 2021	569,634	$ 4	$ 118,178		2,117,599	(1,751,678)	85,531
Balance, shares at Mar. 31, 2021		4,447	118,177,885
Balance, amount at Mar. 31, 2021	926,520	$ 4	$ 118,178		2,117,599	(1,381,670)	72,409
Net loss	(370,008)	0	0		0	(370,008)	0
Foreign currency translation adjustment	13,122	$ 0	$ 0		0	0	13,122
Foreign currency adjustment	13,122
Balance, shares at Jun. 30, 2021		4,447	118,177,885
Balance, amount at Jun. 30, 2021	$ 569,634	$ 4	$ 118,178		$ 2,117,599	$ (1,751,678)	$ 85,531